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March 10, 2017	Jimena Acuña Smith T +1 415 315 2306 jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1090

Re:
Pax World Funds Series Trust I (File Nos. 002-38679, 811-02064) and Pax World Funds Series Trust III (File Nos. 333-194601, 811-22935) (together, the “Registrants”) Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrants pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the following materials for use in connection with a meeting of shareholders (the “Meeting”):  (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card.  The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Registrants hope to begin mailing the proxy materials on or about April 10, 2017.

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

Encl.
cc:	Joseph F. Keefe, Esq.
Brian D. McCabe, Esq.